Annual Total Returns (Bar Chart) (Invesco Growth Allocation Fund, Class S, Invesco Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Growth Allocation Fund | Class S, Invesco Growth Allocation Fund
Annual Total Returns
'10	12.92%